Investment Income/(Loss)	12 Months Ended
Dec. 31, 2022
Income Loss From Investments Net [Abstract]
Investment Income/(Loss)
21. Investment income/(loss)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Fair value change of investments accounted for at fair value	—	(1,339)	(109)
Fair value change of equity investments measured under NAV practical expedient	—	(2,885)	(2,675)
Dividends received from equity investments	137	241	237
Impairment loss related to equity investments measured under measurement alternative	—	(1,610)	—
Realized gain/(loss) related to the investments accounted for at fair value	—	265	—
Gain on disposal of subsidiary	—	—	331

Total	137	(5,328)	(2,216)